SHAREHOLDERS' EQUITY (Tables)	9 Months Ended	12 Months Ended
	Jul. 31, 2014	Oct. 31, 2013
2003 Share Plan [Member]
SHAREHOLDERS' EQUITY (Tables) [Line Items]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
		Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value

	Shares
Options Outstanding at October 31, 2013	15,638,845	$0.72
Exercised	(265,000)	$0.145
Forfeited	(1,389,075)	$0.63
Options Outstanding and exercisable at July 31, 2014	13,984,770	$0.74	$181,000

	Shares	Current Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
Options Outstanding at October 31, 2011	17,552,045	$0.81
Granted	60,000	$0.07
Forfeited	(195,000)	$0.89
Cancelled	(1,067,000)	$0.86
Options Outstanding and Exercisable at October 31, 2012	16,350,045	$0.72
Exercised	(130,000)	$0.18
Forfeited	(581,200)	$0.74
Options Outstanding and Exercisable at October 31, 2013	15,638,845	$0.72	$ 95,000
	Shares	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
Options Outstanding at October 31, 2011	1,050,000	$0.31
Granted	3,060,000	$0.19
Exercised	(1,290,000)	$0.16
Options Outstanding at October 31, 2012	2,820,000	$0.25
Granted	180,000	$0.20
Exercised	(16,000)	$0.16
Options Outstanding at October 31, 2013	2,984,000	$0.245	$ 16,290
Options Exercisable at October 31, 2013	2,257,750	$0.254	$ 16,290

Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding and Exercisable [Table Text Block]
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price
$0.072- $0.37	1,860,000	3.20	$0.15
$0.43 - $0.70	5,384,770	1.95	$0.60
$0.74 - $0.92	6,139,075	2.81	$0.85
$1.04 - $1.46	2,255,000	2.24	$1.10

2010 Share Plan [Member]
SHAREHOLDERS' EQUITY (Tables) [Line Items]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
		Weighted Average Exercise Price Per share	Aggregate Intrinsic Value
	Shares

Options Outstanding at October 31, 2013	2,984,000	$0.25
Granted	13,010,000	$0.22
Exercised	(80,000)	$0.16
Options Outstanding at July 31, 2014	15,914,000	$0.23	$612,000
Options Exercisable at July 31, 2014	5,016,222	$0.23	$229,000

Schedule of Share-based Compensation, Stock Award Plan, Activity [Table Text Block]
Options Outstanding				Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price
$0.12 - $0.37	2,984,000	5.73	$0.245	2,257,750	5.10	$0.254
.

Stock Options Not Granted Under 2003 Share Plan or 2010 Share Plan [Member]
SHAREHOLDERS' EQUITY (Tables) [Line Items]
Schedule of Share-based Compensation, Stock Award Plan, Activity [Table Text Block]
	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price
$0.195- $0.235	44,500,000	8.91	$0.22	16,305,557	8.92	$0.22
.